Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option Awards

We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events. We do not have a formal policy regarding the timing of awards of option awards in relation to our disclosure of material non-public information. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events. We do not have a formal policy regarding the timing of awards of option awards in relation to our disclosure of material non-public information. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false